Cover	Dec. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 14, 2023
Entity Registrant Name	Mondee Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39943
Entity Tax Identification Number	88-3292448
Entity Address, Address Line One	10800 Pecan Park Blvd
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
City Area Code	650
Local Phone Number	646-3320
Entity Address, Postal Zip Code	78750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	MOND
Security Exchange Name	NASDAQ
Entity Central Index Key	0001828852
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false